Goodwill and other intangible assets - Gross Carrying Amounts and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-lived Intangible Liabilities [Roll Forward]
Gross carrying amount, beginning balance	$ 444	$ 444
Gross carrying amount, ending balance	444	444
Accumulated amortization, beginning balance	(197)	(67)
Accumulated amortization, ending balance	(313)	(197)
Net carrying amount, beginning balance	247	377
Net carrying amount, ending balance	131	247
Additions, gross	0	0
Additions, net	0	0
Amortization of unfavorable contracts	$ (116)	$ (130)